Results of Operations by Quarter (Unaudited) (Components Impacting Operating Profit) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total costs to implement restructuring initiatives	$ 20.9	$ (1.9)	$ 2.9	$ 27.2	$ 27.1	$ 0.8	$ 41.5	$ 17.2	$ 49.1	$ 86.6	$ 53.4
Venezuelan special items	1.9	5.7	6.2	106.4	1.4	2.0	18.0	115.7	120.2	137.1	49.6
Pension settlement charge	1.1	6.2	0.0	0.0	2.0	1.4	6.1	0.0	7.3	9.5	0.0
Other items	3.1	0.0	0.0	0.0					3.1	0.0	0.0
Asset impairment and other charges	6.9	0.0	0.0	0.0					6.9	0.0	42.1
FCPA [Member]
FCPA accrual					0.0	0.0	0.0	46.0	0.0	46.0	$ 89.0
Pension Benefits U.S. Plans [Member]
Pension settlement charge	(4.1)	(23.8)			(7.5)	(5.4)	(23.5)
Cost of Sales [Member]
Total costs to implement restructuring initiatives	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Selling, General and Administrative Expenses [Member]
Total costs to implement restructuring initiatives	$ 20.9	$ (1.9)	$ 2.9	$ 27.2	$ 27.1	$ 0.8	$ 41.5	$ 17.2	$ 49.1	$ 86.6